Shareholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Statement Of Stockholders Equity [Abstract]
Summary of assumptions used to determine fair value of warrants

Both
Periods
Expected term	1.5 - 5 Years
Expected dividend	0
Volatility	26% - 29%
Risk-free interest rate	0.25% - 1.37%

Both
Periods
Expected term	1.5 - 5 Years
Expected dividend	0
Volatility	26% - 38%
Risk-free interest rate	0.12% - 1.14%